Share Capital - Shares for Business Combinations, Asset Acquisitions and Strategic Investments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	0	2,689,933
Share capital		$ 57,420
Reliva, LLC (“Reliva”)
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		2,480,810
Share capital		$ 52,380
Acquisition of intangible assets
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		209,123
Share capital		$ 5,040